Merger with Navig8 Product Tankers Inc - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Merger with Navig8 Product Tankers Inc
Cash and cash equivalents	$ 6,180
Trade receivables	3,330
Prepaid expenses and other assets	2,932
Inventories	299
Restricted cash - non-current	4,000
Vessels, net	158,500
Accounts payable and accrued expenses	(13,720)
Debt (current and non-current)	(113,856)
Net assets acquired and liabilities assumed	47,665
Total purchase price consideration	42,248
(Bargain Purchase) Goodwill	(5,417)
September Closing - Preliminary Purchase Price Allocation - December 31, 2017
Merger with Navig8 Product Tankers Inc
Cash and cash equivalents		$ 15,149
Restricted cash		13,641
Trade receivables		16,323
Prepaid expenses and other assets		19,940
Inventories		1,415
Restricted cash - non-current		6,380
Vessels, net		972,750
Accounts payable and accrued expenses		(2,966)
Debt (current and non-current)		(793,519)
Redeemable Preferred Shares		(39,495)
Net assets acquired and liabilities assumed		209,618
Total purchase price consideration		221,100
(Bargain Purchase) Goodwill		$ 11,482
Measurement Period Adjustments
Merger with Navig8 Product Tankers Inc
Trade receivables	52
Accounts payable and accrued expenses	(213)
Net assets acquired and liabilities assumed	(161)
(Bargain Purchase) Goodwill	161
September Closing - Preliminary Purchase Price Allocation - June 30, 2018
Merger with Navig8 Product Tankers Inc
Cash and cash equivalents	15,149
Restricted cash	13,641
Trade receivables	16,375
Prepaid expenses and other assets	19,940
Inventories	1,415
Restricted cash - non-current	6,380
Vessels, net	972,750
Accounts payable and accrued expenses	(3,179)
Debt (current and non-current)	(793,519)
Redeemable Preferred Shares	(39,495)
Net assets acquired and liabilities assumed	209,457
Total purchase price consideration	221,100
(Bargain Purchase) Goodwill	$ 11,643